Retained Earnings and Reserves - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 376,641	$ 346,357